LEASE LIABILITIES AND RIGHT OF USE ASSETS (Details 4) - USD ($)	Mar. 31, 2019	Jan. 01, 2019	Dec. 31, 2018
2020	$ 179,130		$ 195,454
2021	148,042		147,079
2022	151,988		150,386
2023	90,837		142,242
Total minimum lease payments	569,997		635,161
Less: present value discount	(46,311)
Present value of minimum lease payments	523,686	$ 568,268
Current portion of operating lease obligations	152,352	166,252	0
Operating lease obligations, less current portion	$ 371,334	$ 402,016	$ 0